Fair Value Measurements (Details) (Scenario, Previously Reported [Member], USD $) In Millions, unless otherwise specified	Feb. 02, 2013	Mar. 03, 2012
ASSETS
Short-term investments	$ 21	$ 82
Fair Value [Member] | Cash and Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
ASSETS
Cash and cash equivalents	520	272
Fair Value [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member]
ASSETS
Foreign currency derivative instruments	1	1
Fair Value [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
ASSETS
Restricted cash		119
Fair Value [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
ASSETS
Restricted cash		30
Fair Value [Member] | Equity and Other Investments [Member] | Fair Value, Measurements, Recurring [Member]
ASSETS
Auction rate securities	21	82
Marketable equity securities	27	3
Fair Value [Member] | Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
LIABILITIES
Foreign currency derivative instruments		2
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash and Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
ASSETS
Cash and cash equivalents	520	272
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member]
ASSETS
Foreign currency derivative instruments	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
ASSETS
Restricted cash		119
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
ASSETS
Restricted cash		30
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity and Other Investments [Member] | Fair Value, Measurements, Recurring [Member]
ASSETS
Auction rate securities	0	0
Marketable equity securities	27	3
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
LIABILITIES
Foreign currency derivative instruments		0
Significant Other Observable Inputs (Level 2) [Member] | Cash and Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
ASSETS
Cash and cash equivalents	0	0
Significant Other Observable Inputs (Level 2) [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member]
ASSETS
Foreign currency derivative instruments	1	1
Significant Other Observable Inputs (Level 2) [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
ASSETS
Restricted cash		0
Significant Other Observable Inputs (Level 2) [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
ASSETS
Restricted cash		0
Significant Other Observable Inputs (Level 2) [Member] | Equity and Other Investments [Member] | Fair Value, Measurements, Recurring [Member]
ASSETS
Auction rate securities	0	0
Marketable equity securities	0	0
Significant Other Observable Inputs (Level 2) [Member] | Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
LIABILITIES
Foreign currency derivative instruments		2
Significant Unobservable Inputs (Level 3) [Member] | Cash and Cash Equivalents [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
ASSETS
Cash and cash equivalents	0	0
Significant Unobservable Inputs (Level 3) [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member]
ASSETS
Foreign currency derivative instruments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
ASSETS
Restricted cash		0
Significant Unobservable Inputs (Level 3) [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
ASSETS
Restricted cash		0
Significant Unobservable Inputs (Level 3) [Member] | Equity and Other Investments [Member] | Fair Value, Measurements, Recurring [Member]
ASSETS
Auction rate securities	21	82
Marketable equity securities	0	0
Significant Unobservable Inputs (Level 3) [Member] | Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
LIABILITIES
Foreign currency derivative instruments		$ 0